Consolidated Statements of Comprehensive Income (loss) (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Income tax on foreign currency translation adjustment	¥ 0	¥ 0	¥ 0